Revenue Analysis and Segment Information (Details) - Schedule of Reportable Segment Revenues - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenues	$ 92,416	$ 260,026	$ 290,790
Reconciling Items
Selling, general and administrative	(7,081)	(189,521)	(19,064)
Depreciation and amortization	(4,975)	(7,960)	(4,007)
Impairment of intangible assets	(970)	(8,425)	(925)
Interest income		424
Other expense	(978)	(15,131)	(9,358)
Current income tax expense	(631)	(536)	(3)
Net loss	(6,421)	(230,212)	(52,425)
Commodity Trading [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, net	68,456	255,575	268,489
Cost of revenues	(68,983)	(250,301)	(264,764)
Revenue Net Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, net – Others	24,592	5,971	23,018
Cost of revenues	(78,234)	(270,597)	(277,879)
Insurance Marketing [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Eliminations	(632)	(1,520)	(717)
Eliminations	632		(1)
Cost of Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues-Others	$ (9,883)	$ (20,296)	$ (13,114)